Deconsolidation (Sale of Vybe Labs, Inc.) (Details Narrative) - Vybe Sale Agreement [Member] - Emblaze One, Inc. [Member]	Jun. 01, 2023 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares sold	5,000
Ownership percentage	100.00%